Eaton Vance Capital & Income Strategies Fund

Supplement to Prospectus dated
May 1, 2009

Effective after the close of business on June 18, 2009, shares of the Eaton Vance Capital & Income Straetgies Fund will no longer be available for purchase or exchange.

June 17, 2009	EAACISPS